Major Customers (Schedule of Revenue by Major Customers) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenues	$ 22,686	$ 21,410	$ 3,445	$ 3,396	$ 3,288	$ 3,401	$ 3,277	$ 2,877	$ 50,937	$ 12,843	$ 11,032
Green Plains Trade Group LLC [Member]
Revenue, Major Customer [Line Items]
Revenues									$ 42,549	4,359	3,853
Customer A [Member]
Revenue, Major Customer [Line Items]
Revenues										3,053	3,388
Customer B [Member]
Revenue, Major Customer [Line Items]
Revenues										$ 2,897	$ 2,054